Business Combinations (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Summary of Amounts Recognized for Assets and Liabilities Acquired	The Company recorded a purchase price allocation for the assets acquired and liabilities assumed based on their estimated fair values as of June 1, 2023. The following table summarizes the preliminary purchase price allocation:

Non-cash working capital	$100
Fixed assets	245
Other assets	96
Intangible assets	459
Goodwill	670
Other liabilities	(98)
Deferred tax liabilities	(34)

Purchase price	1,438
Receivable from seller	37

Net cash outflow	$1,475